Financial Assets at Amortised Cost (Details) - Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Transfers:
Net changes of financial assets	$ 162,997	$ 121,749
Consumer Loans
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	5,598,350	5,282,812
Expected credit losses allowances, Beginning balance	274,262	328,944
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	0
Transfers from stage 1 to stage 2	111,982	109,121
Transfers from stage 1 to stage 3	964	5,806
Transfers from stage 2 to stage 3	51,656	70,249
Transfers from stage 2 to stage 1	(56,487)	(62,910)
Transfers from stage 3 to stage 2	(14,029)	(22,130)
Transfers from stage 3 to stage 1	11,560	(1,482)
Net changes of financial assets	666,605	586,630
Net changes of the exposure and modifications in the credit risk	254,298	117,773
Write-off	(353,290)	(271,123)
Write-off	(353,290)	(271,123)
Other adjustments	(27)	31
Other adjustments	0	14
Gross carrying amount, Ending balance	5,911,638	5,598,350
Expected credit losses allowances, Ending balance	280,916	274,262
Consumer Loans | Collective | Stage 1
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	4,512,156	4,826,096
Expected credit losses allowances, Beginning balance	57,429	94,203
Transfers:
Transfers from stage 1 to stage 2	(1,598,648)	(1,189,650)
Transfers from stage 1 to stage 3	(13,378)	(61,922)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	1,120,827	282,491
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	(55,724)	3,629
Transfers from stage 1 to stage 2	(35,872)	(89,169)
Transfers from stage 1 to stage 3	(1,120)	(3,917)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	14,080	15,328
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	(5,053)	521
Net changes of financial assets	962,821	651,516
Net changes of the exposure and modifications in the credit risk	29,215	40,463
Write-off	0	0
Write-off	0	0
Other adjustments	30	(4)
Other adjustments	0	0
Gross carrying amount, Ending balance	4,928,084	4,512,156
Expected credit losses allowances, Ending balance	58,679	57,429
Consumer Loans | Collective | Stage 2
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	790,276	217,866
Expected credit losses allowances, Beginning balance	83,897	73,973
Transfers:
Transfers from stage 1 to stage 2	1,598,648	1,189,650
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(407,231)	(376,383)
Transfers from stage 2 to stage 1	(1,120,827)	(282,491)
Transfers from stage 3 to stage 2	56,750	82,015
Transfers from stage 3 to stage 1	0	0
Transfers from stage 1 to stage 2	147,854	198,290
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(124,939)	(155,653)
Transfers from stage 2 to stage 1	(70,567)	(78,238)
Transfers from stage 3 to stage 2	13,209	33,946
Transfers from stage 3 to stage 1	0	0
Net changes of financial assets	(237,880)	(40,384)
Net changes of the exposure and modifications in the credit risk	38,155	11,580
Write-off	0	0
Write-off	0	0
Other adjustments	20	3
Other adjustments	0	(1)
Gross carrying amount, Ending balance	679,756	790,276
Expected credit losses allowances, Ending balance	87,609	83,897
Consumer Loans | Collective | Stage 3
Schedule of Gross Carrying Amount Expected Credit Loss Loans to Consumers [Line Items]
Gross carrying amount, Beginning balance	295,918	238,850
Expected credit losses allowances, Beginning balance	132,936	160,768
Transfers:
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	13,378	61,922
Transfers from stage 2 to stage 3	407,231	376,383
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(56,750)	(82,015)
Transfers from stage 3 to stage 1	55,724	(3,629)
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	2,084	9,723
Transfers from stage 2 to stage 3	176,595	225,902
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(27,238)	(56,076)
Transfers from stage 3 to stage 1	16,613	(2,003)
Net changes of financial assets	(58,336)	(24,502)
Net changes of the exposure and modifications in the credit risk	186,928	65,730
Write-off	(353,290)	(271,123)
Write-off	(353,290)	(271,123)
Other adjustments	(77)	32
Other adjustments	0	15
Gross carrying amount, Ending balance	303,798	295,918
Expected credit losses allowances, Ending balance	$ 134,628	$ 132,936